Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets
Note 4 — GOODWILL AND INTANGIBLE ASSETS
The total purchase price associated with acquisitions is allocated to the fair value of assets acquired and liabilities assumed based on their fair values at the acquisition date, with excess amounts recorded as goodwill.
Goodwill as of December 31, 2018 and 2017 and changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Specialty Engineered Materials	Color, Additives and Inks	PolyOne Distribution	Total
Balance at January 1, 2017	173.5	346.4	1.6	521.5
Acquisition of businesses	—	77.0	—	77.0
Currency translation	(0.3)	1.1	—	0.8
Balance at December 31, 2017	173.2	424.5	1.6	599.3
Acquisition of businesses	16.3	25.8	—	42.1
Currency translation	(0.6)	(1.7)	—	(2.3)
Balance at December 31, 2018	$188.9	$448.6	$1.6	$639.1

Indefinite and finite-lived intangible assets consisted of the following:

	As of December 31, 2018
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$277.8	$(74.8)	$(0.7)	$202.3
Patents, technology and other	185.1	(64.4)	(0.9)	119.8
Indefinite-lived trade names	100.3	—	—	100.3
Total	$563.2	$(139.2)	$(1.6)	$422.4

	As of December 31, 2017
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$256.7	$(61.4)	$0.1	$195.4
Patents, technology and other	155.2	(52.3)	—	102.9
Indefinite-lived trade names	100.3	—	—	100.3
Total	$512.2	$(113.7)	$0.1	$398.6

Amortization of finite-lived intangible assets included in continuing operations for the years ended December 31, 2018, 2017 and 2016 was $25.5 million, $21.2 million and $17.5 million, respectively.
We expect finite-lived intangibles amortization expense for the next five years as follows:

	2019	2020	2021	2022	2023
Expected amortization expense	$25.8	$25.4	$25.2	$23.2	$20.8